ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uncertain tax positions	$ 0	$ 0
Accrued interest and penalties	$ 0	$ 0